Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Related Party Transactions Details Narrative
Due from related parties	6,126	128,771		6,126
Management fee	60,000	60,000	70,500	1,215,654
Non cash management fees	45,000			45,000
Advanced to a director of Company for expenses	1,001